ORDINARY SHARES AND STATUTORY RESERVE (Tables)	6 Months Ended
Jun. 30, 2025
GT Warrants [Member]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The following table summarizes the changes in the number of warrants outstanding during the six months ended June 30, 2025:

		Weighted average	Total
	Number	unit price	price
			US$’000

Balance of warrants - December 31, 2024	148,334	$60	$8,900

Balance of warrants - June 30, 2025	148,334	$60	$8,900

Balance of warrants exercisable - June 30, 2025	148,334	$60	$8,900

SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The Company used the following assumptions to estimate the fair value of warrants granted under the financial advisory agreement:

At February 15, 2022

Risk-free interest rate	1.72%
Expected volatility	60.00%
Expected term (in years)	5
Expected dividend yield	0.00%

I-Bankers Warrants [Member]
SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING

The following table summarizes the changes in the number of warrants outstanding during the six months ended June 30, 2025:

		Weighted average	Total
	Number	unit price	price
			US$’000

Balance of warrants - December 31, 2024	13,800	$360	$4,968

Balance of warrants – June 30, 2025	13,800	$360	$4,968

SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE OF WARRANTS GRANTED

The Company used the following assumptions to estimate the fair value of warrants:

At December 9, 2021

Risk-free interest rate	1.18%
Expected volatility	35.00%
Expected term (in years)	5
Expected dividend yield	0.00%